Exhibit 99.1

Nissan Auto Receivables 2015-B

Nissan Auto Receivables 2015-B

Collection Period	30-Sep-17	30/360 Days	30	Collection Period Start	1-Sep-17
Distribution Date	16-Oct-17	Actual/360 Days	31	Collection Period End	30-Sep-17
				Prior Month Settlement Date	15-Sep-17
				Current Month Settlement Date	16-Oct-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,424,589,987.18	538,391,302.06	512,943,476.20	0.377997
Yield Supplement Overcollaterization		67,584,220.84	16,688,276.58	15,542,101.80
Total Adjusted Portfolio		1,357,005,766.34	521,703,025.48	497,401,374.40
Total Adjusted Securities		1,357,005,766.34	521,703,025.48	497,401,374.40	0.366543
Class A-1 Notes	0.38000%	270,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.83000%	200,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.51444%	290,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.34000%	410,000,000.00	334,697,259.14	310,395,608.06	0.757062
Class A-4 Notes	1.79000%	132,710,000.00	132,710,000.00	132,710,000.00	1.000000
Certificates	0.00000%	54,295,766.34	54,295,766.34	54,295,766.34	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	24,301,651.08	373,745.27	59.2723197	0.9115738
Class A-4 Notes	0.00	197,959.08	—	1.4916666
Certificates	0.00	0.00	—	—

Total Securities	24,301,651.08	571,704.35

I. COLLECTIONS
Interest:
Interest Collections				1,020,653.68
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,020,653.68

Principal:
Principal Collections				24,993,684.04
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				24,993,684.04

Recoveries of Defaulted Receivables				297,716.08
Servicer Advances				8,759.10

Total Collections				26,320,812.90

II. COLLATERAL POOL BALANCE DATA
			Number	Amount
Adjusted Pool Balance—Beginning of Period			44,069	521,703,025.48
Total Principal Payment				24,301,651.08

			43,138	497,401,374.40

Nissan Auto Receivables 2015-B

III. DISTRIBUTIONS

Total Collections	26,320,812.90
Reserve Account Draw	0.00
Total Available for Distribution	26,320,812.90

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	448,659.42
Servicing Fee Paid	448,659.42
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00

Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00

Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	373,745.27

Class A-3 Notes Monthly Interest Paid	373,745.27
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	197,959.08

Class A-4 Notes Monthly Interest Paid	197,959.08
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-B

Total Note Monthly Interest
Total Note Monthly Interest Due		571,704.35
Total Note Monthly Interest Paid		571,704.35
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		25,300,449.13

4. Total Monthly Principal Paid on the Notes		24,301,651.08

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		24,301,651.08
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		998,798.05
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		998,798.05

V. RESERVE ACCOUNT
Initial Reserve Account Amount		3,392,514.42
Required Reserve Account Amount		3,392,514.42
Beginning Reserve Account Balance		3,392,514.42
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,392,514.42

Required Reserve Account Amount for Next Period		3,392,514.42

VI. POOL STATISTICS
Weighted Average Coupon		2.31%
Weighted Average Remaining Maturity		34.00

	Amount	Number
Principal on Defaulted Receivables	454,141.82	26
Principal Recoveries of Defaulted Receivables	297,716.08

Monthly Net Losses	156,425.74
Pool Balance at Beginning of Collection Period	538,391,302.06
Net Loss Ratio for Third Preceding Collection Period	0.35%
Net Loss Ratio for Second Preceding Collection Period	0.68%
Net Loss Ratio for Preceding Collection Period	0.20%
Net Loss Ratio for Current Collection Period	0.35%
Four-Month Average Net Loss Ratio	0.39%

Cumulative Net Losses for all Periods	7,289,701.63

Nissan Auto Receivables 2015-B

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,486,057.17	243	0.68%
61-90 Days Delinquent	1,010,386.54	67	0.20%
91-120 Days Delinquent	183,009.50	14	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,679,453.21	324	0.91%

61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.21%	0.16%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.17%
Delinquency Ratio for Preceding Collection Period	0.26%	0.19%
Delinquency Ratio for Current Collection Period	0.23%	0.19%
Four-Month Average Delinquency Ratio	0.24%	0.18%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.		NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?		NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?		NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?		NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?		NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?		NO